Stockholders' Equity - Summary of Stock Option Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Beginning balance	5,385	4,826	3,394
Number of Options, Granted	1,723	943	1,733
Number of Options, Exercised	0	(211)	(79)
Number of Options, Forfeited/cancelled/expired	(5,809)	(173)	(222)
Number of Options, Ending balance	1,299	5,385	4,826
Number of Options, Exercisable	1,134
Weighted-Average Exercise Price, Beginning balance	$ 5.20	$ 5.05	$ 5.10
Weighted-Average Exercise Price, Granted	1.84	5.08	4.91
Weighted-Average Exercise Price, Exercised	0.00	1.71	1.32
Weighted-Average Exercise Price, Forfeited/cancelled/expired	4.51	4.83	6.09
Weighted-Average Exercise Price, Ending balance	3.82	$ 5.20	$ 5.05
Weighted-Average Exercise Price, Vested, Exercisable	$ 4.29
Weighted-Average Remaining Contractual Term Outstanding	5 years 2 months 12 days
Weighted-Average Remaining Contractual Term Exercisable	4 years 6 months